UNITED STATES
            SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C.  20549


                         FORM 13F

                    Form 13F Cover Page

Report For The Calendar Year of Quarter Ended:   9/30/01

Institutional Investment Manager Filing This Report:

Name:  Optimum Growth Advisors,  LLC
       ------------------------------
Address:  112 Washington Street
       ------------------------------
          Marblehead, MA  01945
       ------------------------------

          45 Rockefeller Plaza
       ------------------------------
          20th Floor
       ------------------------------
          New York, NY  10111
       ------------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing on Behalf of Reporting Manager:

Name:  Diane Englert Christian
     --------------------------
Title: Managing Partner
     --------------------------
Phone: 781.631.9228
     --------------------------

Signature, Place and Date of Signing:

Diane Englert Christian    Marblehead, MA  01/04/02
-----------------------    -------------- ---------

REPORT TYPE:

[X]  13F HOLDINGS REPORT


               FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:   0
                                   -------

Form 13F Information Table Entry Total:   44
                                        -------

Form 13F Information Table Value Total:  $120,512
                                        ----------
                                        (thousands)





                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS COM                COM              002824100      415     8000 SH       SOLE                     8000
ADOBE SYSTEMS                  COM              00724F101      635    26490 SH       SOLE                    26490
AES CORP COM                   COM              00130H105      236    18380 SH       SOLE                    18380
AMERICAN INTL GROUP COM        COM              026874107     2191    28095 SH       SOLE                    28095
AMGEN INC COM                  COM              031162100     1400    23820 SH       SOLE                    23820
AOL TIME WARNER                COM              02364J104    23163   699776 SH       SOLE                   699776
BANK NEW YORK INC COM          COM              064057102      301     8600 SH       SOLE                     8600
BAXTER INTL INC COM            COM              071813109      286     5200 SH       SOLE                     5200
BRISTOL MYERS SQUIBB COM       COM              110122108      700    12600 SH       SOLE                    12600
BROCADE COMMUNICATIONS SYSTEMS COM              111621108      318    22640 SH       SOLE                    22640
CADENCE DESIGN SYS INC COM     COM              127387108      597    35828 SH       SOLE                    35828
CISCO SYS INC COM              COM              17275R102     5332   437732 SH       SOLE                   437732
CITIGROUP INC COM              COM              172967101     4125   101847 SH       SOLE                   101847
COCA COLA CO COM               COM              191216100      575    12275 SH       SOLE                    12275
COX COMMUNICATIONS NEW CL A    COM              224044107      342     8200 SH       SOLE                     8200
DIEBOLD, INC.                  COM              253651103      712    18698 SH       SOLE                    18698
E M C CORP MASS COM            COM              268648102     1857   158045 SH       SOLE                   158045
ENRON CORP COM                 COM              293561106      316    11596 SH       SOLE                    11596
EXXON MOBIL CORP.              COM              30231G102      616    15630 SH       SOLE                    15630
FEDERAL NATL MTG ASSN COM      COM              313586109     4234    52885 SH       SOLE                    52885
GENERAL ELEC CO COM            COM              369604103     2809    75500 SH       SOLE                    75500
GILLETTE CO COM                COM              375766102      203     6825 SH       SOLE                     6825
HOME DEPOT INC COM             COM              437076102     6447   168013 SH       SOLE                   168013
IMATION CORP COM               COM              45245A107      220    10508 SH       SOLE                    10508
INTEL CORP COM                 COM              458140100     4263   208578 SH       SOLE                   208578
J P MORGAN CHASE & CO.         COM              46625H100      276     8070 SH       SOLE                     8070
JOHNSON & JOHNSON COM          COM              478160104     2725    49180 SH       SOLE                    49180
KEYCORP NEW COM                COM              493267108      290    12000 SH       SOLE                    12000
LILLY ELI & CO COM             COM              532457108     1602    19855 SH       SOLE                    19855
MEDTRONIC INC COM              COM              585055106     3030    69650 SH       SOLE                    69650
MERCK & CO INC COM             COM              589331107     1498    22500 SH       SOLE                    22500
MERRILL LYNCH & CO INC COM     COM              590188108     1476    36350 SH       SOLE                    36350
MICROSOFT CORP COM             COM              594918104     9416   184011 SH       SOLE                   184011
MINNESOTA MNG & MFG CO COM     COM              604059105    21689   220414 SH       SOLE                   220414
PFIZER INC COM                 COM              717081103     3011    75075 SH       SOLE                    75075
PNC BANK CORP.                 COM              693475105      572    10000 SH       SOLE                    10000
PROCTER & GAMBLE CO COM        COM              742718109      671     9215 SH       SOLE                     9215
QUALCOMM INC COM               COM              747525103     1952    41050 SH       SOLE                    41050
SCHWAB CHARLES CP NEW COM      COM              808513105     2808   244190 SH       SOLE                   244190
SUN MICROSYSTEMS INC COM       COM              866810104      423    51200 SH       SOLE                    51200
TARGET CORP.                   COM              87612E106     1073    33800 SH       SOLE                    33800
UNITRIN INC.                   COM              913275103     1911    50000 SH       SOLE                    50000
WAL MART STORES INC COM        COM              931142103     3544    71593 SH       SOLE                    71593
A T & T CAP CORP SR PINES 8.25 PFD              00206J209      255    10000 SH       SOLE                    10000